Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Marlin Leasing Corporation (dba PEAC Solutions)

300 Fellowship Road

Mount Laurel, New Jersey 08054

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Marlin Leasing Corporation (dba PEAC Solutions) (the “Company,” as the engaging party), HPS Investment Partners, LLC, and BNP Paribas Securities Corp. who are collectively referred to herein as the “Specified Parties”, solely to assist you with the accuracy of certain attributes of the collateral assets (the “Subject Matter”), in connection with the issuance of asset backed notes collateralized by a pool of working capital loans and equipment leases by PEAC Solutions Receivables 2026-1 LLC, (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the attributes of the collateral assets which may be included in the Transaction.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties agreed on a sample size of 60 equipment lease contracts, 60 xerox contracts, 20 working capital loans, and 10 expo contracts, which the Company instructed us to select randomly from the pool of working capital loans and equipment leases which the Company represented was as of the Cut-off Date and may be included in the collateral pool of assets for the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●

The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
+ 1 (646) 471 3000
www.pwc.com

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reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

●	The value of collateral securing such assets; and

●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction offering documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;

●	The reasonableness of any of the assumptions provided by the Company; and

●

The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the entire pool of receivables based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction. The procedures performed and results thereof are described below.

The following definitions were adopted in presenting our procedures and findings:

●	The phrase “compared” refers to the comparison of one or more data elements to underlying documentation.

●	The phrase “recalculated” refers to a recalculation of one of more data elements using a prescribed methodology and the information provided.

●	The phrase “Cut-off Date” refers to September 30, 2025.

●

The phrase “Xerox Direct” refers to Xerox Sample Receivables with the attribute “DIRECT” and the phrase “Xerox Indirect” refers to Xerox Sample Receivables with an attribute other than “DIRECT” in the “Source” field of the Data Tape (each as defined below).

I.	Data, Information and Documents Provided

As instructed by the Company, we selected random samples of 60 equipment lease contracts (the “Equipment Lease”), 60 xerox contracts (the “Xerox”), 20 working capital loans (the “WC Loans”), and 10 expo contracts (the “PEAC Holdings Receivables”), (collectively, the “Sample Receivables”), from the

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corresponding Excel data files identified and provided to us by the Company on October 27, 2025, which the Company represented to contain certain data points from the Company’s servicing systems as of the Cut-off Date for the expected preliminary collateral pool of assets for the Transaction (each a “Preliminary Data Tape”).

On November 3, 2025, the Company provided Excel files the Company represented to contain additional data points from the Company’s servicing systems as of the Cut-off Date (each a “Supplemental Data Tape”) for the expected preliminary collateral pool of assets for the Transaction. At the instruction of the Company, we appended each Preliminary Data Tape with additional data points identified by the Company, contained in the related Supplemental Data Tape. The Preliminary Data Tapes as appended are collectively referred to hereinafter as the “Data Tape”).

The Company provided the following data, information, and documents related to the Sample Receivables from October 29, 2025 to December 4, 2025:

1.	For each Sample Receivable, a PDF or image file of a loan or lease contract (the “Contract”),

2.

For each Equipment Lease and Xerox Indirect Sample Receivable, screenshots the Company represented to be from the Company’s related servicing system (the “System Screenshots”), as of October 28, 2025, November 3, 2025 or November 25, 2025 (each a “Screenshot Date”),

3.

For the Sample Receivables, Excel files the Company represented to contain information related to the Sample Receivables’ interest rate which the Company represents was sourced from the Company’s “ILS Database” (together, the “Yield File”),

4.

For Xerox Direct leases, Excel files “Equipment Type and Maturity Date for Xerox Direct from Xerox System.xlsx” and “Xerox-Direct PWC Support.xlsx”, and an email containing information related to certain attributes of the Xerox Direct Sample Receivables (together the “Xerox Direct Receivables File”),

5.

For Xerox Direct leases, an Excel file, “Xerox Portfolio_Sep25_v2d”, represented by the Company as the remaining cashflows for each Xerox Direct Sample Receivables as of Cut-off Date, showing the next due date and remaining balance on the leases (the “Xerox Direct CF Support”),

6.	For Xerox Direct leases, an Excel file, “Billed but Uncollected_Sep-25_Xerox Direct.xlsx”, represented by the Company to contain uncollected amounts as of Cut-off Date (the “Unpaid Support”),

7.	For PEAC Holdings Receivables, PDF reports containing the lease summary (together the “PEAC Holdings Lease Summary”),

8.	For Equipment Lease and Xerox Indirect, screenshots the Company represented to contain certain payment information (the “Payment Screenshots”),

9.

For PEAC Holdings Receivables, an Excel file, “Balances for PWC AUP as of 9-30-2025.xlsx” the Company represented to contain information related to the remaining balance of the leases (the “Remaining Balance PEAC Holdings File”),

10.	For PEAC Holdings Receivables PDF reports represented by the Company to contain information related to the leases’ state of incorporation (the “State of Incorporation File”),

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11.	For PEAC Holdings Receivables PDF reports represented by the Company to contain information related to the leases’ invoicing dates (the “Next Due Date PEAC Holdings File”),

12.	For Working Capital Loans, Excel files represented by the Company to contain the loan amortization information (the “WC Support”),

13.	For Xerox Direct, an email confirmation mapping the worksheet number to the contract number (the “Xerox Direct ID Mapping”),

14.	For each Equipment Lease and Xerox Indirect Sample Receivable, screenshots the Company represented to contain equipment type (the “Equipment Type Data”),

15.	For Sample Receivables, an email confirmation on the variations of lessee name which the Company represented to be acceptable variations (the “Lessee Confirmation”), and

16.

For six Sample Receivables, PDF files represented by the Company to contain either a) an electronic contract approval and an agreement authorizing electronic contract approval or b) a purchase order containing a signature; (together the “Authorization Files”).

The data, information and documents listed above are collectively referred to as the “Data, Information, and Documents”. The Company is responsible for the Data, Information and Documents.

II.	Procedures Performed

We performed the following agreed-upon procedures on the Sample Receivables. In the event that a file was not clear, data was missing, or there was a question with regard to information contained in the file relevant to the performance of these agreed-upon procedures, we contacted the Company’s operations manager or a designee as identified by the Company for clarification prior to reporting any exceptions. We found no exceptions, other than what we have reported in Exhibit I.

1.

For each Sample Receivable, we either compared, or recalculated and compared the items listed below as set forth in the Data Tape, to information contained in the related source files listed below, applying the respective “Special Instructions” below which were provided by the Company and accepted by the Specified Parties:

	Description	Field on the Data Tape	Name of source file	Compared / Recalculated	Threshold and/or Special Instructions
a.	Contract number	Equipment Lease: “Lease_Number”	System Screenshots	Compared
		Xerox Indirect: “Lease_Number”	System Screenshots	Compared
		Xerox Direct: “Lease_Number”	Xerox Direct Receivables File	Compared
		WC Loan: “Contract_Number”	Contract	Compared	Compare to ID in Contract file name.
		PEAC Holdings Receivables: “Contract Number”	PEAC Holdings Lease Summary	Compared
b.	Name of lessee/ borrower	Equipment Lease: “Customer_Name”	Contract	Compared	Name variations displayed in the Lessee Confirmation are in agreement.
		Xerox Indirect: “Company_Name”	Contract	Compared

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	Description	Field on the Data Tape	Name of source file	Compared / Recalculated	Threshold and/or Special Instructions
		Xerox Direct: “Company_Name”	Contract	Compared
		WC Loan: “Customer_name”	Contract	Compared
		PEAC Holdings Receivables: “Customer Name”	PEAC Holdings Lease Summary	Compared
c.	i. Commencement date	Equipment Lease: “Contract_Active_Date”	System Screenshots	Compared	30 day threshold.
		WC Loan: “Booked_Date”(1)	WC Support	Compared
		PEAC Holdings Receivables: “Start Date”	PEAC Holdings Lease Summary	Compared
	ii. Booking date	Xerox Indirect: “Booking_Date”	System Screenshots	Compared	30 day threshold.
		Xerox Direct: “Booking_Date”	Xerox Direct Receivables File	Compared
d.	Equipment cost	Equipment Lease: “Booked_Amount”	System Screenshots	Compared
		Xerox Indirect: “Total Amount Financed”	System Screenshots	Compared
		Xerox Direct: “Total Amount Financed”	Xerox Direct Receivables File	Compared
WC Loan: N/A
		PEAC Holdings Receivables: “Equipment Cost – Contracted”	PEAC Holdings Lease Summary	Recalculated	Subtract the amounts in the “Markup” field of the Data Tape from the amounts displayed in the PEAC Holdings Lease Summary.
e.	Residual	Equipment Lease: “Residual”	System Screenshots	Compared	We were instructed by the Company to perform no procedures on the residual field for Equipment Lease Sample Receivables with a financial residual amount of $0 in the Data File and designated as an “Equipment Finance Agreement” in the Contract.
		Xerox Indirect: “Residual_Amt”	System Screenshots	Compared
Xerox Direct: N/A
WC Loan: N/A
		PEAC Holdings Receivables: “Residual”	PEAC Holdings Lease Summary	Compared
f.	Receivable maturity date (Month and Year)	Equipment Lease: “Maturity Date (Calculated)”	System Screenshots	Compared

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	Description	Field on the Data Tape	Name of source file	Compared / Recalculated	Threshold and/or Special Instructions
		Xerox Indirect: “Term_Date”	System Screenshots	Compared
		Xerox Direct: “Term_Date”	Xerox Direct Receivables File	Compared
		WC Loan: “Maturity_Date”	WC Support	Compared
		PEAC Holdings Receivables: “Maturity Date”	PEAC Holdings Lease Summary	Compared
g.	Payment amount	Equipment Lease: “CONTRACT_PAYMENT_AMOUNT”	Contract	Compared	For Contracts with multiple payment amounts, use the payment amount applicable as of Cut-off Date.
		Xerox Indirect: “Payment_Amt”	System Screenshots	Compared
		Xerox Direct: “Payment_Amt”	Xerox Direct Receivables File	Compared
		WC Loan: “contract_payment_amount”	Contract	Compared
		PEAC Holdings Receivables: “Rent”	PEAC Holdings Lease Summary	Compared
h.	Payment frequency	Equipment Lease: “Payment_Frequency”	Contract	Compared	“D” and “Daily”; “W” and “Weekly”; “M” and “Monthly”; and “Q” and “Quarterly” are in agreement.
		Xerox Indirect: “Payment_Frequency”	Contract	Compared
		Xerox Direct: “Payment_Frequency”	Contract	Compared
		WC Loan: “Payment_Frequency”	Contract	Compared
		PEAC Holdings Receivables: “Billing Frequency”	PEAC Holdings Lease Summary	Compared
i.	Equipment type	Equipment Lease: “EQUIPMENT_DESCRIPTION”	Equipment Type Data	Compared	Refer to Exhibit II, 1.
		Xerox Indirect: “Equipment_Description”	Equipment Type Data	Compared	Refer to Exhibit II, 1.
		Xerox Direct: “Equipment_Description”	Xerox Direct Receivables File	Compared	Refer to Exhibit II, 1.
WC Loan: N/A
		PEAC Holdings Receivables: “Equipment Description”	PEAC Holdings Lease Summary	Compared	Refer to Exhibit II, 1.
j.	State or territory of bill recipient/	Equipment Lease: “customer_state”	Contract	Compared
		Xerox Indirect: “State”	Contract	Compared

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	Description	Field on the Data Tape	Name of source file	Compared / Recalculated	Threshold and/or Special Instructions
	State or territory of incorporation	Xerox Direct: “State”	Contract	Compared
WC Loan: N/A
		PEAC Holdings Receivables: “State of Incorporation”	State of Incorporation File	Compared	For Federal Leases, as indicated by the Company, no procedures are performed as the state of incorporation is not applicable.
k.	Security deposit amount	Equipment Lease: “Security_Deposit”	Contract	Compared
		Xerox Indirect: “Security_Deposit”	System Screenshots	Compared
Xerox Direct: N/A
WC Loan: N/A
PEAC Holdings Receivables: N/A
l.	Interest rate/IRR/yield	Equipment Lease: “Net_Yield (%)”	Yield File	Compared
		Xerox Indirect: “Net_Yield_pre_Commision”	Yield File	Compared
		Xerox Direct: “Net_Yield_post_Commision”	Yield File	Compared
		WC Loan: “Net Yield”	Yield File	Compared
		PEAC Holdings Receivables: “Book Yield”	Yield File	Compared
m.	Next due date (Month and Year)	Equipment Lease: “Paid_To_Date”	System Screenshots & Payment Screenshots	Recalculated	Refer to Exhibit II, 2.
		Xerox Indirect: “Next Due date”	System Screenshots	Recalculated / Compared	i) For monthly payment frequencies per the Data Tape: add one month to the Cut-off Date; ii) For non-monthly payment frequencies per the Data Tape: compare to the System Screenshots.
		Xerox Direct: “Next Due date”	Xerox Direct CF Support	Compared	The month and year of the first positive amount listed in the Xerox Direct CF Support file.
		WC Loan: “Next due date”	WC Support	Compared
		PEAC Holdings Receivables: “Next due date”	Next Due Date PEAC Holdings File	Recalculated / Compared	The Next Due Date PEAC Holdings File indicates the last invoice paid

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	Description	Field on the Data Tape	Name of source file	Compared / Recalculated	Threshold and/or Special Instructions
before the Cut-off Date. The next “Invoice Due Date” has been considered for our comparison. For PEAC Holdings Receivables with a payment frequency of “Yearly”, when the next due date is not shown in the support, add 12 months to the last “Invoice Due Date”.
n.	Original term of receivable	Equipment Lease: “Contract_Term’	Contract	Compared
		Xerox Indirect: “Original_Term”	Contract	Compared
		Xerox Direct: “Original_Term”	Contract	Compared
		WC Loan: “Contract_Term”	Contract	Recalculated / Compared	If not displayed on the Contract, for contracts with payment frequency of “D” or “W” on the Data Tape, recalculate the contract term as the number of months between the commencement date and the maturity date.
		PEAC Holdings Receivables: “Term-Months”	PEAC Holdings Lease Summary	Compared
o.	Contract remaining balance	Equipment Lease: “Contract_Balance_Remaining”	System Screenshots & Payment Screenshots	Recalculated	Refer to Exhibit II, 3.
		Xerox Indirect: “Contract Balance Remaining”	System Screenshots & Payment Screenshots	Recalculated	Refer to Exhibit II, 3.
		Xerox Direct: “Contract Balance Remaining”	Xerox Direct CF Support & Unpaid Support	Recalculated	Sum the payments indicated in the Xerox Direct CF Support after the Cut-off Date together with the amounts in the Unpaid Support.
		WC Loan: “Contract_Balance_Remaining”	WC Support	Recalculated	Sum the payments indicated in the WC Support after the Cut-off Date.
		PEAC Holdings Receivables: “Receivables”	Remaining Balance PEAC Holdings File	Compared

(1)	The Company represented that “Booked_Date” on the Data Tape is commencement date.

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We have not performed any procedure above for which the “Field on the Data Tape” above indicates “N/A”.

2.

For 144 Sample Receivables, we observed the presence of a signature on the contract. For 6 Sample Receivables we were provided Authorization Files. We make no comment as to the authenticity or validity of any signature or Authorization Files.

***

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the accuracy of certain attributes of the Sample Receivables as of the Cut-off Date . Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, New York

December 23, 2025

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Exhibit I

Sample Receivable	Procedure	Description	Data Tape	Support

150	1.g.	Payment amount	60,228.81	20,076.27

65	1.j.	State or territory of bill recipient/ state or territory of incorporation	CA	FL

145	1.j.	State or territory of bill recipient/ state or territory of incorporation	Virginia	Delaware

149	2.b.	Contract remaining balance	538,110	526,152

147	1.l.	Interest rate / IRR / yield	14.79	16.48

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Exhibit II

Schedule of Assumptions Provided by the Company

1.	For purposes of comparing the Equipment type field, the below were considered to be in agreement:

Data Tape	Source Equipment type
Copiers & Printing	COPIER
Copiers	014.004 (Copiers)
Ice Machines	011.002 (Ice Machines)
Medical	004.000 (Medical)
Other Office Equipment	014.100 (Other Office Equ
Air Compressors	006.005 (Air Compressors)
VOIP	020.004 (VOIP)
Musical Instruments	050.000 (Musical Instrume
Signs - Non Customized	036.000 (Signs-Non Cust
Other Restaurant	011.100 (Other Restauran
Dental Implant Systems	077.001 (Dental Implant S
Fitness	019.000 (Fitness)
Other C&I	006.100 (Other C&I)
HVAC	046.000 (HVAC)
Fork Lift	006.008 (Fork Lift)
Furnace	006.010 (Furnace)
Excavator	028.005 (Excavator)
Exam/Patient Room Devices	076.003 (Exam/Patient Ro
Printing	001.001 (Printing)
Office Furniture	014.011 (Office Furniture)
Other Construction	028.100 (Other Constructi
Cosmetic Therapy	075.001 (Cosmetic Therap
Titled V-Trailers	500.003 (Titled V-Trailers)
Copiers & Printing	014.004 (Copiers)
Copiers & Printing	001.001 (Printing)
Office Equipment & Furniture	014.100 (Other Ofiice Equ
Cosmetic Therapy	075.001 (Cosmetic Therap
Dental Implant Systems	077.001 (Dental Implant S
Exam/Patient Room Devices	076.003 (Exam/Patient Ro
Musical Instruments	050.000 (Musical Instrume
Office Equipment & Furniture	014.100 (Other Ofiice Equ
Other Construction	028.100 (Other Constructi
Other Office Equipment	014.100 (Other Office Equ
Other Restaurant	011.100 (Other Restauran
Signs - Non Customized	036.000 (Signs-Non Cust
Titled V-Commercial	500.006 (Titled V-Comme
Computers: Desktops, Computers: Notebooks, Computers: Tablets, Computers: Workstations, Displays: Monitors, Hardware Maintenance & Support, Options for Notebooks & Tablets	Options for Notebooks & Tablets, Computers: Workstations, Displays: Monitors, Computers: Desktops, Hardware Maintenance & Support, Computers: Tablets, Computers: Notebooks.
First Call - HW M&S, Network: Web: Firewall, Network: Web: Internet Appliance, Software Maintenance & Support, SW: Firewall/VPN (License)	Software Maintenance & Support, Network Web: Firewall, First Call -HW M&S, Network: Web: Internet Appliance, SW: Firewall/VPN (License).
Computers: Notebooks, Hardware Maintenance & Support, Options for Handhelds	Computers: Notebooks, Options for Handhelds, Hardware Maintenance & Support.

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Data Tape	Source Equipment type
Computers: Desktops, Displays: Monitors, Hardware Maintenance & Support, Options for Storage, Processors, SW: Network Security Software (License), SW: Security (License), SW: Storage Software (License)	Options for Storage, Processors, Power Supplies, Network: LAN Switches, Hardware Maintenance & Support, Cables: Others, SW: Firewall/VPN (License), Network: Web: Firewall, Switch Boxes.
SW: Network Software (License), SW: Security (License), SW: Storage Software (License)	SW: Storage Software (License), SW: Security (License), SW: Network Software (License).
Network: LAN Switches, Network: Modules: Others, Network: Others, Network: Security Devices, Network: Transceivers, Network: Web: Content Filter/Engine, Power Supplies, UPS	Network: LAN Switches, Network: Modules: Others, Network: Transceivers, Network: Web: Content Filter/Engine, Network: Others, UPS, Power Supplies, Network: Security Devices.
3rd Party - Consulting Services, 3rd Party - Installation Services, 3rd Party - Professional Services, Options for Printers, Software Maintenance & Support, SW: Printer Software (License)	Software Maintenance & Support, 3rd Party - Consulting Services, SW: Printer Software (License), 3rd Party - Professional Services, Options for Printers.
3rd Party - Professional Services, Cables: Others, Drives: HD, Hardware Maintenance & Support, Memory: Network Flash, Network Storage, Network: Modules: Others, Network: Others, Options for Storage, Software Maintenance & Support, SW: Storage Software (License)	Network: Modules: Others, SW: Storage Software (License), Options for Storage, Memory: Network Flash, Network: Others, Software Maintenance & Support, 3rd Party - Professional Services, Cables: Others, Drives: HD, Network Storage.
3rd Party - Installation Services, 3rd Party - Professional Services, AC Adapters & Power Cords, Boards: Controllers, Copiers & Fax Machines, Hardware Maintenance & Support, Memory: Others, Network: Modules: Others, Other Input Devices, Plotters, Printers: Multifunction, SW: Printer Software (License)	Printers: Multifunction, Other Input Devices, Memory: Others, 3rd Party - Installation Services, 3rd Party - Professional Services, Copiers & Fax Machines, AC Adapters & Power Cords, Hardware Maintenance & Support, Network: Modules: Others, SW: Printer Software (License), Plotters, Boards: Controllers.

2.	For Equipment Lease Sample Receivables, for purposes of recalculating and comparing Next Due Date, we were instructed by the Company to apply the below methodology:
i)	Subtract one month from the “next aging date” displayed in the System Screenshots.
ii)

For Sample Receivables with preliminary differences to 2.i) above, use the due date of the earliest payment displayed in the Payment Screenshots with a date received in the Payment Screenshots occurring after the Cut-off Date.

iii)

For Sample Receivables with preliminary differences to 2.i) and 2.ii) above, use the due date received in the Payment Screenshots before the Cut-off Date, and a posted to account date in the Payment Screenshots after the Cut-off Date.

3.

For each Equipment Lease and Xerox Indirect Sample Receivables, for purposes of recalculating and comparing contract remaining balance, we were instructed by the Company to apply the below methodology:

i)	Use the contract remaining balance displayed in the System Screenshots.
ii)

For Sample Receivables with preliminary differences to 3.i) above, add payments indicating a date received in the Payment Screenshots between the Cut-off Date and Screenshot Date, if any, to the contract remaining balance displayed in the System Screenshots.

iii)

For Sample Receivables with preliminary differences to 3.i) and 3.ii) above, add payments indicating a date received in the Payment Screenshots before the Cut-off Date, and a posted to account date in the Payment Screenshots after the Cut-off Date, but on or before the Screenshot Date in the Payment Screenshots, to the contract remaining balance displayed in the System Screenshots.